First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
July 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 61.6%
	Chemicals – 2.9%
539,120	Westlake Chemical Partners, L.P.	$12,243,415
	Energy Equipment & Services – 0.3%
74,200	USA Compression Partners, L.P.	1,477,322
	Gas Utilities – 0.7%
204,400	Suburban Propane Partners, L.P.	3,021,032
	Independent Power & Renewable Electricity Producers – 1.4%
113,689	NextEra Energy Partners, L.P. (b) (c)	6,190,366
	Oil, Gas & Consumable Fuels – 56.3%
645,423	Cheniere Energy Partners, L.P.	33,336,098
2,859,409	Energy Transfer, L.P.	38,001,546
40,000	EnLink Midstream, LLC (b)	464,000
1,741,041	Enterprise Products Partners, L.P.	46,154,997
664,310	Hess Midstream, L.P., Class A (b)	20,719,829
342,887	Holly Energy Partners, L.P.	6,686,296
704,735	Magellan Midstream Partners, L.P.	46,702,788
579,000	MPLX, L.P.	20,560,290
1,551,620	Plains All American Pipeline, L.P.	23,088,106
101,069	TXO Partners, L.P.	2,222,507
85,000	Western Midstream Partners, L.P.	2,402,950
		240,339,407
	Total Master Limited Partnerships	263,271,542
	(Cost $149,003,724)
Shares	Description	Value
COMMON STOCKS (a) – 58.9%
	Electric Utilities – 10.7%
93,100	Alliant Energy Corp. (c)	5,003,194
86,950	American Electric Power Co., Inc.	7,368,143
99	Constellation Energy Corp.	9,568
12,300	Duke Energy Corp.	1,151,526
14,500	Emera, Inc. (CAD)	588,181
590,683	Enel S.p.A., ADR	4,037,200
12,500	Entergy Corp.	1,283,750
54,700	Eversource Energy	3,956,451
150,000	Exelon Corp. (c)	6,279,000
10,100	Fortis, Inc. (CAD)	430,532
14,500	Iberdrola S.A., ADR	724,826
24,900	IDACORP, Inc.	2,560,218
32,350	NextEra Energy, Inc. (c)	2,371,255
15,700	Orsted A/S, ADR	455,300
86,980	PPL Corp. (c)	2,394,560
64,800	Southern (The) Co.	4,687,632
34,500	Xcel Energy, Inc.	2,164,185
		45,465,521
	Energy Equipment & Services – 0.9%
315,800	Archrock, Inc.	3,682,228
	Gas Utilities – 6.6%
134,190	AltaGas Ltd. (CAD)	2,648,895
42,900	Atmos Energy Corp.	5,221,359
236,570	National Fuel Gas Co.	12,564,233
72,960	New Jersey Resources Corp.	3,261,312

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Gas Utilities (Continued)
48,000	ONE Gas, Inc.	$3,798,240
32,839	UGI Corp.	886,325
		28,380,364
	Independent Power & Renewable Electricity Producers – 1.0%
93,670	AES (The) Corp. (c)	2,026,082
77,403	Clearway Energy, Inc., Class A	1,909,532
17,900	EDP Renovaveis S.A. (EUR)	341,860
		4,277,474
	Multi-Utilities – 8.7%
145,000	Atco Ltd., Class I (CAD)	4,138,930
18,089	CenterPoint Energy, Inc.	544,298
39,690	CMS Energy Corp.	2,423,868
41,000	DTE Energy Co.	4,686,300
134,130	Public Service Enterprise Group, Inc. (c)	8,466,285
98,100	Sempra (c)	14,618,862
27,360	WEC Energy Group, Inc.	2,458,570
		37,337,113
	Oil, Gas & Consumable Fuels – 30.7%
192,500	BP PLC, ADR (c)	7,180,250
21,820	Cheniere Energy, Inc. (c)	3,531,785
295,500	DT Midstream, Inc.	15,815,160
319,873	Enbridge, Inc. (c)	11,771,326
309,996	Keyera Corp. (CAD)	7,760,185
861,353	Kinder Morgan, Inc.	15,254,562
235,397	ONEOK, Inc. (c)	15,781,015
131,000	Shell PLC, ADR (c)	8,073,530
107,100	Targa Resources Corp.	8,781,129
189,034	TC Energy Corp. (c)	6,780,650
155,300	TotalEnergies SE, ADR (c)	9,450,005
608,441	Williams (The) Cos., Inc. (c)	20,960,792
		131,140,389
	Semiconductors & Semiconductor Equipment – 0.1%
2,750	Enphase Energy, Inc. (d)	417,533
	Water Utilities – 0.2%
5,500	American Water Works Co., Inc.	810,865
	Total Common Stocks	251,511,487
	(Cost $242,544,825)
MONEY MARKET FUNDS (a) – 2.2%
9,323,984	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (e)	9,323,984
	(Cost $9,323,984)
	Total Investments – 122.7%	524,107,013
	(Cost $400,872,533)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(936)	AES (The) Corp.	$(2,024,568)	23.00	09/15/23	(32,760)
(931)	Alliant Energy Corp.	(5,003,194)	57.50	09/15/23	(27,930)
(1,925)	BP PLC, ADR	(7,180,250)	39.00	08/18/23	(44,275)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(218)	Cheniere Energy, Inc.	$(3,528,548)	170.00	09/15/23	$(60,168)
(3,198)	Enbridge, Inc.	(11,768,640)	37.50	08/18/23	(67,158)
(1,500)	Exelon Corp.	(6,279,000)	42.00	08/18/23	(90,000)
(1,136)	NextEra Energy Partners, L.P.	(6,185,520)	60.00	09/15/23	(56,800)
(323)	NextEra Energy, Inc.	(2,367,590)	75.00	08/18/23	(25,840)
(500)	ONEOK, Inc.	(3,352,000)	70.00	09/15/23	(50,000)
(869)	PPL Corp.	(2,392,357)	27.00	08/18/23	(69,520)
(1,341)	Public Service Enterprise Group, Inc.	(8,464,392)	65.00	08/18/23	(40,230)
(981)	Sempra	(14,618,862)	150.00	08/18/23	(230,535)
(1,310)	Shell PLC, ADR	(8,073,530)	62.50	08/18/23	(65,500)
(1,890)	TC Energy Corp.	(6,779,430)	40.00	08/18/23	(9,450)
(1,553)	TotalEnergies SE, ADR	(9,450,005)	60.00	08/18/23	(257,798)
(3,000)	Williams (The) Cos., Inc.	(10,335,000)	34.00	08/18/23	(294,000)
(3,084)	Williams (The) Cos., Inc.	(10,624,380)	35.00	08/18/23	(138,780)
	Total Call Options Written				(1,560,744)
	(Premiums received $1,286,919)

Outstanding Loans – (22.1)%	(94,500,000)
Net Other Assets and Liabilities – (0.2)%	(918,115)
Net Assets – 100.0%	$427,128,154

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	5.41%(2)	10/08/23	$10,250,000	2.734%(3)	$69,112
Bank of Nova Scotia (1)	(4)	09/03/24	47,000,000	2.367%(3)	1,598,871
N/A(5) (6)	5.33%(7)	10/21/25	411,980	5.310%(8)	(210)
			$57,661,980		$1,667,773
(1) Payment frequency is monthly
(2) SOFR + 0.11448%
(3) Fixed Rate
(4) 1 month LIBOR until 08/03/23 and then the rate is SOFR + 0.11448%. At 07/31/23, the rate accrued is 5.43%.
(5) Centrally cleared on the Chicago Mercantile Exchange
(6) No cash payments are made by either party prior to the expiration dates shown above
(7) Federal Funds Rate
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 263,271,542	$ 263,271,542	$ —	$ —
Common Stocks*	251,511,487	251,511,487	—	—
Money Market Funds	9,323,984	9,323,984	—	—
Total Investments	524,107,013	524,107,013	—	—
Interest Rate Swap Agreements	1,667,983	—	1,667,983	—
Total	$ 525,774,996	$ 524,107,013	$ 1,667,983	$—

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,560,744)	$ (1,532,814)	$ (27,930)	$ —
Interest Rate Swap Agreements	(210)	—	(210)	—
Total	$ (1,560,954)	$ (1,532,814)	$ (28,140)	$—

*	See Portfolio of Investments for industry breakout.